787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

November 28, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FDP Series, Inc.

Securities Act File No. 333-123779

Investment Company Act File No. 811-21744

Post-Effective Amendment No. 32

Ladies and Gentlemen:

On behalf of FDP Series, Inc. (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 32 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to the FDP BlackRock International Fund, FDP BlackRock Capital Appreciation Fund and FDP BlackRock Equity Dividend Fund (each, a “Fund” and collectively, the “Funds”), each a series of the Registrant.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act to respond to comments provided to the undersigned by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission on November 15, 2017 with respect to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement under the 1933 Act, which made certain changes to each Fund’s investment objective, investment process, investment strategies and investment risks, and reflected certain changes to each Fund’s portfolio management team. In addition, each Fund changed its name as follows:

Previous Name of Fund	New Name of Fund

FDP BlackRock MFS Research International Fund	FDP BlackRock International Fund

FDP BlackRock Janus Growth Fund	FDP BlackRock Capital Appreciation Fund

FDP BlackRock Invesco Value Fund	FDP BlackRock Equity Dividend Fund

The Registrant is responding to the Staff’s comments by separate letter.

We have reviewed the Amendment and represent that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

NEW YORK    WASHINGTON, DC    PARIS    LONDON    MILAN    ROME    FRANKFURT     BRUSSELS

Securities and Exchange Commission

November 28, 2017

If you have any questions or comments concerning the Amendment, please call me at (212) 728-8172.

Sincerely,

/s/ Dean A. Caruvana
Dean A. Caruvana

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC

Gladys Chang, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP